[letterhead of K & L Gates LLP]

July 23, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Van Wagoner Funds, Inc. (File No. 811-09116)
Preliminary Proxy Statement

Dear Sir or Madam:

On behalf of the Van Wagoner Funds, Inc. (the “Company”), and the separate portfolios of the Company (the “Funds”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 is a preliminary proxy statement (the “Proxy Statement”) to be used in connection with the Special Meeting of Shareholders of the Funds to be held in August or September, 2008 (the “Meeting”).  The Proxy Statement consists of a Letter to Shareholders, a Notice of Special Meeting of Shareholders, the Proxy Statement and forms of proxy.

The Meeting will be held to consider the following items of business:  (1) to consider new advisory agreements for certain Funds, (2) to consider new subadvisory agreements for certain Funds, (3) to consider, prospectively, a “manager of managers” structure for the Funds, (4) to elect three new Directors to the Board of the Company, (5) to consider an amendment to the Company’s Articles of Incorporation, (6) to consider a change to the classification of certain Funds as diversified, (7) to consider the elimination of a fundamental investment policy for certain Funds, and (8) to transact any other business that may properly come before the Meeting.

The Proxy Statement would be mailed concurrently with the Proxy Statement/Prospectus contained in the Company’s Registration Statement on Form N-14, which is currently under review. We would appreciate comments as soon as possible in order to proceed with the solicitation of Shareholders. If you have any questions or comments regarding the foregoing, please contact me at (415) 249-1070 or Kurt J. Decko at (415) 249-1053.

Sincerely,

/s/ Mark D. Perlow

Mark D. Perlow